SUP-MULTI-0726

AB EQUITY FUNDS (“Equity Funds”)

-AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Advisor Class (Ticker: AGRYX); Class I (Ticker: AGFIX)

-AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Advisor Class (Ticker: APGYX); Class I (Ticker: ALLIX);

Class Z (Ticker: APGZX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

-AB VPS Large Cap Growth Portfolio

Class A; Class B

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated July 9, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Equity Funds	October 31, 2025
AVP	May 1, 2026

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Effective July 31, 2026, the following replaces certain information under the heading “Portfolio Manager(s)” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2013	Senior Vice President of the Adviser

Esteban Gomez	Since July 2026	Senior Vice President of the Adviser

Ryan Oden	Since 2024	Senior Vice President of the Adviser

Heather Pavlak	Since July 2026	Senior Vice President of the Adviser

AB Large Cap Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2012	Senior Vice President of the Adviser

Shri Singhvi	Since July 2026	Senior Vice President of the Adviser

Vinay Thapar*	Since 2018	Senior Vice President of the Adviser

*	Mr. Thapar is expected to retire from the Adviser effective March 31, 2028.

AB VPS Large Cap Growth Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2012	Senior Vice President of the Adviser

Shri Singhvi	Since July 2026	Senior Vice President of the Adviser

Vinay Thapar*	Since 2018	Senior Vice President of the Adviser

*	Mr. Thapar is expected to retire from the Adviser effective March 31, 2028.

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Effective July 31, 2026, the following replaces certain information under the heading “Management of the [Funds/Portfolios] — Portfolio Managers” in the Prospectuses for the following Funds.

AB Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
John H. Fogarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Esteban Gomez; since July 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Ryan Oden; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Heather Pavlak; since July 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated since prior to 2021.

AB Large Cap Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
John H. Fogarty; since 2012; Senior Vice President of the Adviser	(see above)

Shri Singhvi; since July 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Vinay Thapar; since 2018; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Mr. Thapar is expected to retire from the Adviser effective March 31, 2028.

AB VPS Large Cap Growth Portfolio

Portfolio and Responsible Group	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB VPS Large Cap Growth Portfolio U.S. Large Cap Growth Investment Team	John H. Fogarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

	Shri Singhvi; since July 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

	Vinay Thapar; since 2018; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

*	Mr. Thapar is expected to retire from the Adviser effective March 31, 2028.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-0726